UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05833

T. Rowe Price Global Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SemiAnnual REPORT
April 30, 2024
Institutional International
Disciplined Equity Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com.
Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional International Disciplined Equity Fund
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T. ROWE PRICE Institutional International Disciplined Equity Fund
Market Commentary

Dear Investor
Major global stock and bond indexes produced positive
results during the first half of your fund’s fiscal year,
the six-month period ended April 30, 2024. Investor
sentiment was bolstered by rising hopes at the end of
2023 that central banks would be able to cut interest
rates soon; however, stronger-than-expected inflation
data in the first quarter of 2024 contributed to a
downturn in April that offset some of the strong gains
recorded earlier in the period.
Growth stocks outperformed value shares over the
six-month period, and stocks in developed markets
generally outpaced their counterparts in emerging
markets. Currency movements were mixed over the
period—a weaker U.S. dollar versus some major
European currencies was beneficial for U.S. investors in
European securities, while a downturn in the Japanese
yen had the reverse effect.
Technology companies benefited from investor
enthusiasm for artificial intelligence developments and
produced some of the strongest results in the equity
market. Within the U.S.-focused S&P 500 Index,
the communication services, financials, information
technology, and industrials sectors all recorded strong
gains, while returns for energy companies were more
muted as oil prices dipped at the end of 2023 before
rebounding in the new year.
U.S. Treasury yields finished the period lower, which
supported broadly positive results in the fixed income
market. High yield corporate bonds produced some of
the strongest returns, aided by the higher coupons that
have become available since the Fed began hiking rates
about two years ago, as well as strength in the economy
that kept default expectations at low levels.
The U.S. economy was the strongest among the major
markets during the period, although first-quarter gross
domestic product growth—according to a preliminary
estimate—slowed from the level reported at the end of
2023. Meanwhile, after flirting with a recession late last
year, growth in the eurozone appeared to be healthier in
the latest reports, and China’s economy showed signs of
recovery after a sluggish performance in 2023.
The positive economic news aided investor sentiment
following widespread expectations for a downturn last
year. But the outlook for monetary policy as global
central banks continued their fight against inflation was
more difficult to decipher.
After significant progress in reducing the rate of price
increases—12-month consumer price index inflation
dropped from 6.4% to 3.3% over the course of 2023—
Federal Reserve policymakers helped boost sentiment
when their year-end economic projections indicated that
three quarter-point interest rate cuts were likely in 2024,
up from the two they had forecast previously. However,
with inflation improvements stalling so far this year, Fed
officials indicated that they will take a patient approach
to loosening monetary policy, a message that weighed
on markets near the end of our reporting period.
Outside the U.S., the European Central Bank was
also facing sticky inflation, but officials indicated that
they would like to begin cutting rates soon if upcoming
reports are favorable. Meanwhile, moving in the
other direction, the Bank of Japan lifted short-term
interest rates from negative territory for the first time
in over seven years following a long campaign against
disinflation, although Japan’s monetary policy remains
among the most accommodative in the world.
Global economies have displayed continued resilience
in the year-to-date period, but risks remain as we look
ahead. Elevated geopolitical tensions, uncertainty about
the path of monetary policy, and fading fiscal stimulus
all raise the potential for additional volatility. We believe this environment makes skilled active management a
critical tool for identifying risks and opportunities, and
our investment teams will continue to use fundamental
research to help identify securities that can add value to
your portfolio over the long term.
Thank you for your continued confidence in T. Rowe
Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional International Disciplined Equity Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
10/31/23 4/30/24
Financials 19.7% 21.6%
Health Care 16.4  13.9
Industrials and Business Services 12.2  12.8
Consumer Staples 12.9  10.1
Consumer Discretionary 8.6  9.0
Materials 8.4  8.0
Information Technology 5.4  7.3
Energy 3.4  4.1
Utilities 3.6  3.0
Communication Services 1.0  1.4
Real Estate 1.9  0.0
Other and Reserves 6.5  8.8
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.
TWENTY-FIVE LARGEST HOLDINGS
Company Country
Percent of
Net Assets
4/30/24
Groupe Bruxelles Lambert Belgium 2.0%
Roche Holding Switzerland 1.9
Smiths Group United Kingdom 1.9
Hamamatsu Photonics Japan 1.8
Jardine Matheson Holdings Hong Kong 1.7
ASML Holding Netherlands 1.7
Sanofi France 1.7
Nestle Switzerland 1.7
Sony Group Japan 1.6
Shimano Japan 1.6
AIA Group Hong Kong 1.6
Siemens Germany 1.6
Cie Financiere Richemont Switzerland 1.5
Shell United Kingdom 1.5
BP United Kingdom 1.5
Hoshizaki Japan 1.5
Continental Germany 1.5
Amadeus IT Group Spain 1.5
Suntory Beverage & Food Japan 1.5
Euronext France 1.5
Unilever United Kingdom 1.5
Novartis Switzerland 1.5
BHP Group Australia 1.4
Shimadzu Japan 1.4
Heineken Netherlands 1.4
Total 40.0%
Note: The information shown does not reflect any exchange-traded funds
(ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Institutional International Disciplined Equity Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and
(2) ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-
month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the
information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INSTITUTIONAL INTERNATIONAL
DISCIPLINED EQUITY FUND
Beginning
Account
Value
11/1/23
Ending
Account
Value
4/30/24
Expenses
Paid During
Period*
11/1/23 to
4/30/24
Actual $1,000.00 $1,161.30 $4.03
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.13   3.77
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.75%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period.

T. ROWE PRICE Institutional International Disciplined Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 10.99 $ 9.66 $ 12.67 $ 10.09 $ 11.52 $ 12.04
Investment activities
Net investment income
(1)(2)
0.12 0.25 0.21 0.17 0.21 0.24
Net realized and unrealized gain/
loss 1.64 1.17 (2.84) 2.73 (1.22) 1.11
Total from investment activities 1.76 1.42 (2.63) 2.90 (1.01) 1.35
Distributions
Net investment income (0.34) (0.09) (0.16) (0.20) (0.28) (0.42)
Net realized gain – – (0.22) (0.12) (0.14) (1.45)
Total distributions (0.34) (0.09) (0.38) (0.32) (0.42) (1.87)
NET ASSET VALUE
End of period $ 12.41 $ 10.99 $ 9.66 $ 12.67 $ 10.09 $ 11.52
Ratios/Supplemental Data
Total return
(2)(3)
16.13% 14.74% (21.29)% 28.96% (9.22)% 14.09%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.82%
(4)
0.81% 0.78% 0.75% 0.75% 0.77%
Net expenses after waivers/
payments by Price Associates 0.75%
(4)
0.75% 0.75% 0.75% 0.75% 0.75%
Net investment income 2.02%
(4)
2.16% 1.86% 1.37% 1.99% 2.22%
Portfolio turnover rate 56.2% 93.8% 78.9% 81.1% 86.0% 93.3%
Net assets, end of period (in
thousands) $ 208,816 $ 187,136 $ 248,843 $ 373,224 $ 268,221 $ 288,289
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional International Disciplined Equity Fund
April 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA  1.5%
Common Stocks 1.5%
BHP Group (GBP)  109,002 3,011
Total Australia (Cost $1,887) 3,011
BELGIUM  2.0%
Common Stocks 2.0%
Groupe Bruxelles Lambert  55,545 4,123
Total Belgium (Cost $4,322) 4,123
CANADA  1.4%
Common Stocks 1.4%
Power Corp. of Canada  110,900 2,955
Total Canada (Cost $2,886) 2,955
DENMARK  1.0%
Common Stocks 1.0%
Novonesis, Class B  37,000 2,049
Total Denmark (Cost $1,914) 2,049
FINLAND  1.0%
Common Stocks 1.0%
Fortum  155,844 2,054
Total Finland (Cost $1,917) 2,054
FRANCE  8.9%
Common Stocks 8.9%
Airbus  10,782 1,774
EssilorLuxottica  8,411 1,794
Eurofins Scientific  31,278 1,917
Euronext  34,113 3,072
Sanofi  35,252 3,483
Schneider Electric  7,285 1,661
TotalEnergies  32,248 2,341
Wendel  25,540 2,604
Total France (Cost $13,955) 18,646
GERMANY  8.0%
Common Stocks 5.5%
BASF  38,173 2,000
Continental  48,478 3,142
Infineon Technologies  83,548 2,899
Siemens  17,970 3,367
11,408
Shares $ Value
(Cost and value in $000s)
Preferred Stocks 2.5%
Henkel  30,551 2,427
Volkswagen  23,183 2,840
5,267
Total Germany (Cost $14,904) 16,675
HONG KONG  4.5%
Common Stocks 4.5%
AIA Group  461,000 3,377
CK Hutchison Holdings  497,192 2,415
Jardine Matheson Holdings (USD)  94,500 3,616
Total Hong Kong (Cost $10,234) 9,408
JAPAN  20.3%
Common Stocks 20.3%
Hamamatsu Photonics  104,900 3,844
Hoshizaki  91,200 3,143
Hoya  17,900 2,075
Kao  48,700 2,009
Kirin Holdings  181,300 2,647
Mitsubishi Electric  156,200 2,723
Nippon Sanso Holdings  97,700 2,902
Nippon Telegraph & Telephone  2,644,400 2,855
Olympus  197,300 2,748
Otsuka Holdings  62,000 2,651
Shimadzu  109,400 2,972
Shimano  20,800 3,380
Sony Group  40,900 3,380
Suntory Beverage & Food  94,700 3,081
Tokyo Electron  9,400 2,062
Total Japan (Cost $37,886) 42,472
LUXEMBOURG  0.3%
Common Stocks 0.3%
CVC Capital Partners  (1) 36,376 660
Total Luxembourg (Cost $544) 660
NETHERLANDS  8.4%
Common Stocks 8.4%
ASML Holding  4,036 3,515
DSM-Firmenich  19,122 2,145
EXOR  20,584 2,247
HAL Trust  22,265 2,941
Heineken  30,364 2,955
ING Groep  107,201 1,695
Koninklijke Philips  (1) 77,857 2,068
Total Netherlands (Cost $12,507) 17,566

T. ROWE PRICE Institutional International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
NORWAY 1.1%
Common Stocks 1.1%
Storebrand  227,129 2,180
Total Norway (Cost $1,835) 2,180
PHILIPPINES  1.3%
Common Stocks 1.3%
Ayala  256,470 2,726
Total Philippines (Cost $3,517) 2,726
SPAIN  2.5%
Common Stocks 2.5%
Amadeus IT Group  49,061 3,114
Iberdrola  177,240 2,173
Total Spain (Cost $4,428) 5,287
SWEDEN  4.9%
Common Stocks 4.9%
Industrivarden, Class C  (2) 68,104 2,190
Investor, Class B  108,781 2,664
Kinnevik, Class B  (1) 259,726 2,703
L E Lundbergforetagen, Class B  (2) 55,535 2,737
Total Sweden (Cost $7,554) 10,294
SWITZERLAND  7.5%
Common Stocks 7.5%
Barry Callebaut  1,114 1,800
Cie Financiere Richemont  23,365 3,230
Nestle  34,490 3,463
Novartis  31,385 3,046
Roche Holding  16,733 4,009
Total Switzerland (Cost $13,086) 15,548
UNITED KINGDOM  17.8%
Common Stocks 17.8%
Anglo American  73,169 2,391
Shares $ Value
(Cost and value in $000s)
BP  491,508 3,168
Experian  44,012 1,775
GSK  130,491 2,707
Hiscox  170,828 2,620
HSBC Holdings  195,064 1,691
Mondi  130,860 2,480
National Grid  155,098 2,034
Prudential  292,751 2,546
Shell  89,702 3,189
Smith & Nephew  238,657 2,892
Smiths Group  198,316 3,998
Standard Chartered  305,423 2,624
Unilever (EUR)  59,273 3,066
Total United Kingdom (Cost
$33,569) 37,181
UNITED STATES  3.5%
Exchange-Traded Funds 3.5%
iShares MSCI EAFE ETF  (2) 95,400 7,372
Total United States (Cost $6,829) 7,372
SHORT-TERM INVESTMENTS  4.1%
Money Market Funds  4.1%
T. Rowe Price Government Reserve
Fund, 5.37%  (3)(4) 8,660,675 8,661
Total Short-Term Investments
(Cost $8,661) 8,661
SECURITIES LENDING COLLATERAL  4.1%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING PROGRAM
WITH JPMORGAN CHASE BANK  4.1%
Money Market Funds  4.1%
T. Rowe Price Government Reserve
Fund, 5.37%  (3)(4) 8,536,183 8,536
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 8,536
Total Securities Lending Collateral
(Cost $8,536) 8,536
Total Investments in Securities
104.1% of Net Assets
(Cost $190,971) $ 217,404
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at April 30, 2024.

T. ROWE PRICE Institutional International Disciplined Equity Fund

.
(3) Seven-day yield
(4) Affiliated Companies
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE Institutional International Disciplined Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.37% $ — $ — $ 204++
Totals $ —# $ — $ 204+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
04/30/24
T. Rowe Price Government Reserve Fund, 5.37% $ 6,550  ¤   ¤ $ 17,197
Total $ 17,197^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $204 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,197.

T. ROWE PRICE Institutional International Disciplined Equity Fund
April 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $190,971) $ 217,404
Receivable for investment securities sold 3,807
Dividends receivable 822
Foreign currency (cost $297) 295
Receivable for shares sold 248
Due from affiliates 3
Other assets 2,234
Total assets 224,813
Liabilities
Obligation to return securities lending collateral 8,546
Payable for investment securities purchased 4,169
Payable for shares redeemed 3,130
Investment management fees payable 112
Other liabilities 40
Total liabilities 15,997
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 208,816
Net Assets Consist of:
Total distributable earnings (loss) $ 14,227
Paid-in capital applicable to 16,824,528 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 194,589
NET ASSETS $ 208,816
NET ASSET VALUE PER SHARE $ 12.41

T. ROWE PRICE Institutional International Disciplined Equity Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $524) $ 2,776
Securities lending 11
Total income 2,787
Expenses
Investment management 654
Shareholder servicing 3
Prospectus and shareholder reports 11
Custody and accounting 107
Legal and audit 27
Registration 15
Proxy and annual meeting 1
Directors 1
Miscellaneous 8
Waived / paid by Price Associates (72)
Total expenses 755
Net investment income 2,032
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 6,924
Foreign currency transactions 42
Net realized gain 6,966
Change in net unrealized gain / loss
Securities 20,607
Other assets and liabilities denominated in foreign currencies (37)
Change in net unrealized gain / loss 20,570
Net realized and unrealized gain / loss 27,536
INCREASE IN NET ASSETS FROM OPERATIONS $ 29,568

T. ROWE PRICE Institutional International Disciplined Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Year
Ended
10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,032 $ 4,611
Net realized gain 6,966 9,292
Change in net unrealized gain / loss 20,570 23,408
Increase in net assets from operations 29,568 37,311
Distributions to shareholders
Net earnings (5,646) (1,762)
Capital share transactions
*
Shares sold 17,633 25,765
Distributions reinvested 4,744 1,518
Shares redeemed (24,619) (124,539)
Decrease in net assets from capital share transactions (2,242) (97,256)
Net Assets
Increase (decrease) during period 21,680 (61,707)
Beginning of period 187,136 248,843
End of period $ 208,816 $ 187,136
*
Share information (000s)
Shares sold 1,444 2,258
Distributions reinvested 394 143
Shares redeemed (2,035) (11,134)
Decrease in shares outstanding (197) (8,733)

T. ROWE PRICE Institutional International Disciplined Equity Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Global Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional International Disciplined Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments in stocks of non-
U.S. companies. At a Board meeting held on February 5, 2024, the Board approved the reorganization of the fund into the
T. Rowe Price International Disciplined Equity Fund (Acquiring fund). The reorganization will be structured as a tax-free reorganization for federal income tax purposes whereby the Acquiring fund will acquire substantially all of the assets and liabilities of the fund in exchange for I Class shares of the Acquiring fund. The reorganization is anticipated to close on or around September 13, 2024. After the reorganization, the fund will be formally terminated.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m.
ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Institutional International Disciplined Equity Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Institutional International Disciplined Equity Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 187,568 $ — $ 187,568
Exchange-Traded Funds 7,372 — — 7,372
Preferred Stocks — 5,267 — 5,267
Short-Term Investments 8,661 — — 8,661
Securities Lending Collateral 8,536 — — 8,536
Total $ 24,569 $ 192,835 $ — $ 217,404

T. ROWE PRICE Institutional International Disciplined Equity Fund

the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2024, the value of loaned securities was $8,294,000; the value of cash collateral and related investments was $8,546,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $107,446,000 and $112,502,000, respectively, for the six months ended April 30, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2023, the fund had $5,130,000 of available capital loss carryforwards.
At April 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $198,025,000.
Net unrealized gain aggregated $19,337,000 at period-end, of which $31,532,000 related to appreciated investments and
$12,195,000 related to depreciated investments.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.65% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

T. ROWE PRICE Institutional International Disciplined Equity Fund

The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses)
that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. Pursuant to this agreement, expenses were waived/paid by and/
or repaid to Price Associates during the six months ended April 30, 2024 as indicated in the table below. Including this amount, expenses previously waived/paid by Price Associates in the amount of $304,000 remain subject to repayment by the fund at April 30, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended April 30, 2024, expenses incurred pursuant to these service agreements were $54,000 for Price Associates and $3,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Expense limitation 0.75%
Expense limitation date 12/31/26
(Waived)/repaid during the period ($000s) $(72)

T. ROWE PRICE Institutional International Disciplined Equity Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Institutional International Disciplined Equity Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling
1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual
Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Institutional International Disciplined Equity Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International
Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s
Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and
Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory
Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser.
These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the fund’s returns for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Institutional International Disciplined Equity Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-
dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the
Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the
T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the
Adviser receives from the fund. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many other T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the fund’s expenses to exceed a certain percentage based on the fund’s net assets. The expense limitation protects shareholders from relatively high expenses until the fund reaches greater scale and mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and
Subadviser’s ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
(continued)

T. ROWE PRICE Institutional International Disciplined Equity Fund

and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the
Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E177-051 6/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2024